ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
ADVANCES RECEIVABLE [Text Block]

6. Advances receivable

	December 31, 2019	December 31, 2018
Advances receivable	$ 63,895	$ 50,581

In connection with the Kilo Agreement (Note 4), the Company provided to Kilo Goldmines Ltd. an unsecured loan in the principal amount of  $50,044 (Cdn$65,000) bearing interest of 8% per annum and repayable 12 months from the date of the loan. As at December 31, 2019, the interest accrued on the loan is $1,031. The balance of $12,820, which is non-interest bearing, unsecured and due on demand pertains to advances to employees and suppliers (December 31, 2018 - $50,581).